Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

EXECUTIVE COMPENSATION

Overview

This section discusses the material components of our executive compensation program for our Named Executive Officers during our fiscal years ended December 31, 2024 and December 31, 2023. As a "smaller reporting company," we are required to provide executive compensation information for the following individuals: (i) all individuals who served as the Company's principal executive officer ("PEO"), during the last completed fiscal year, regardless of compensation; (ii) the two most highly compensated executive officers (other than the PEO) who were serving as executive officers of the Company at the end of the last completed fiscal year and whose total compensation was greater than $100,000; and (iii) up to two additional persons who served as executive officers (other than as the PEO) during the last completed fiscal year but were not serving in that capacity at the end of the fiscal year if their total compensation is higher than any of the other two Named Executive Officers in the preceding group.

In 2024, our Named Executive Officers and their positions were as follows:

•    Clifford Starke, our Chief Executive Officer;

•    Sammy Dorf, our Executive Chairman;

•    Dany Vaiman, our Chief Financial Officer.

Summary Compensation Table

The following table sets out the compensation for the Named Executive Officers for the years ended December 31, 2024 and 2023:

Name and Principal Position	Fiscal Year	Salary ($)(1)	Bonus ($)(2)	Common Shares Awards ($)(3)	Stock Appreciation Rights Awards ($)(4)	Nonequity Incentive Plan Compensation ($)	Nonqualified Deferred Compensation Earnings ($)	All Other Compensation ($)(5)	Total Compensation ($)
Clifford Starke, Chief Executive Officer	2024	420,000	36,000	1,170,000	1,094,435	-	-	-	2,720,435
	2023	371,233	-	249,167	-	-	-	8,116	628,516
Sammy Dorf, Executive Chairman	2024	20,967	-	325,000	-	-	-	-	345,967
	2023	-	-	-	-	-	-	-	-
Dany Vaiman, Chief Financial Officer	2024	275,000	18,000	-	818,998	-	-	23,806	1,135,804
	2023	243,301	-	113,258	-	-	-	23,452	380,011
Luis Merchan, former Chief Executive Officer	2024	-	-	-	-	-	-	-	-
	2023	433,615	-	495,000	-	-	-	48,120	976,735
Hussein Rakine, former Chief Executive Officer	2024	-	-	-	-	-	-	-	-
	2023	84,615	-	296,400	-	-	-	-	381,015
Matthew Cohen, former General Counsel	2024	-	-	-	-	-	-	-	-
	2023	145,824	60,000	-	-	-	-	31,250	237,074

(1) Salary amounts represent actual amount of base salary earned by each Named Executive Officer in the applicable year.

(2) Bonus amounts for 2024 and 2023 represent the actual amount of cash bonuses earned during 2023 and 2024, respectively, under the Company's annual bonus program. All such bonuses have been paid. Refer to "Annual Bonus/Non-Equity Incentive Plan Compensation" below.

(3) Value based on trading price of the Common Shares on the date of the respective grants. These grants include grants of restricted Common Shares. See "Narrative to the Summary Compensation Table-Equity-Based Compensation-Equity Awards to Named Executive Officers during 2023 and 2024." for information regarding these grants. Mr. Rakine forfeited the share awards granted to him in 2023 upon his resignation.

(4) Represents the aggregate grant date fair value of SARs granted to each Named Executive Officer, calculated in accordance with the binomial simulation valuation model.

(5) For Messrs. Merchan and Cohen, respectively, in the form of a monthly stipend pursuant to the terms of their respective employment agreements, which included reimbursement payments in connection with health insurance premiums paid during fiscal years 2023 and 2024. Mr. Vaiman's amount includes vacation accrued but not taken for a total of $21,212 as well as health and dental benefits totaling $2,594.

Named Executive Officers, Footnote

The following table sets out the compensation for the Named Executive Officers for the years ended December 31, 2024 and 2023:

Name and Principal Position	Fiscal Year	Salary ($)(1)	Bonus ($)(2)	Common Shares Awards ($)(3)	Stock Appreciation Rights Awards ($)(4)	Nonequity Incentive Plan Compensation ($)	Nonqualified Deferred Compensation Earnings ($)	All Other Compensation ($)(5)	Total Compensation ($)
Clifford Starke, Chief Executive Officer	2024	420,000	36,000	1,170,000	1,094,435	-	-	-	2,720,435
	2023	371,233	-	249,167	-	-	-	8,116	628,516
Sammy Dorf, Executive Chairman	2024	20,967	-	325,000	-	-	-	-	345,967
	2023	-	-	-	-	-	-	-	-
Dany Vaiman, Chief Financial Officer	2024	275,000	18,000	-	818,998	-	-	23,806	1,135,804
	2023	243,301	-	113,258	-	-	-	23,452	380,011
Luis Merchan, former Chief Executive Officer	2024	-	-	-	-	-	-	-	-
	2023	433,615	-	495,000	-	-	-	48,120	976,735
Hussein Rakine, former Chief Executive Officer	2024	-	-	-	-	-	-	-	-
	2023	84,615	-	296,400	-	-	-	-	381,015
Matthew Cohen, former General Counsel	2024	-	-	-	-	-	-	-	-
	2023	145,824	60,000	-	-	-	-	31,250	237,074

(1) Salary amounts represent actual amount of base salary earned by each Named Executive Officer in the applicable year.

(2) Bonus amounts for 2024 and 2023 represent the actual amount of cash bonuses earned during 2023 and 2024, respectively, under the Company's annual bonus program. All such bonuses have been paid. Refer to "Annual Bonus/Non-Equity Incentive Plan Compensation" below.

(3) Value based on trading price of the Common Shares on the date of the respective grants. These grants include grants of restricted Common Shares. See "Narrative to the Summary Compensation Table-Equity-Based Compensation-Equity Awards to Named Executive Officers during 2023 and 2024." for information regarding these grants. Mr. Rakine forfeited the share awards granted to him in 2023 upon his resignation.

(4) Represents the aggregate grant date fair value of SARs granted to each Named Executive Officer, calculated in accordance with the binomial simulation valuation model.

(5) For Messrs. Merchan and Cohen, respectively, in the form of a monthly stipend pursuant to the terms of their respective employment agreements, which included reimbursement payments in connection with health insurance premiums paid during fiscal years 2023 and 2024. Mr. Vaiman's amount includes vacation accrued but not taken for a total of $21,212 as well as health and dental benefits totaling $2,594.

Clifford Starke [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 2,720,435	$ 628,516
Sammy Dorf [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	345,967	0
Dany Vaiman [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	1,135,804	380,011
Luis Merchan [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	0	976,735
Hussein Rakine [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	0	381,015
Matthew Cohen [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 0	$ 237,074